Eaton Vance Tax-Managed Global Small-Cap Fund

EATON VANCE TAX-MANAGED GLOBAL SMALL-CAP FUND

Supplement to Prospectus dated March 1, 2015 as revised December 4, 2015

The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Tax-Managed Global Small-Cap Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.   You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 37 of the Fund's Prospectus and page 24 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Tax-Managed Global Small-Cap Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses - Eaton Vance Tax-Managed Global Small-Cap Fund		Class A	Class C	Class I
Management Fees	[1]	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		1.61%	2.36%	1.36%
Expense Reimbursement	[1],[2]	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.40%	2.15%	1.15%
[1]	The administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class I shares. This expense reimbursement will continue through February 28, 2017. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[2]	Expenses in the table above and the Example below reflect the expenses of the Eaton Vance Tax-Managed Global Small-Cap Fund (formerly Eaton Vance Tax-Managed Small-Cap Value Fund) and the Tax-Managed Global Small-Cap Portfolio (formerly Tax-Managed Small-Cap Value Portfolio) (the “Portfolio”), the Fund's master Portfolio. “Management Fees” reflect a fee reduction agreement to the Portfolio's investment advisory agreement effective March 1, 2014, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Portfolio's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2014.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Tax-Managed Global Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,034	1,382	2,360
Class C	318	716	1,241	2,680
Class I	117	410	725	1,617

Expense Example, No Redemption - Eaton Vance Tax-Managed Global Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	709	1,034	1,382	2,360
Class C	218	716	1,241	2,680
Class I	117	410	725	1,617

January 4, 2016	20616 1.4.16

[1]	Expenses in the table above and the Example below reflect the expenses of the Eaton Vance Tax-Managed Global Small-Cap Fund (formerly Eaton Vance Tax-Managed Small-Cap Value Fund) and the Tax-Managed Global Small-Cap Portfolio (formerly Tax-Managed Small-Cap Value Portfolio) (the “Portfolio”), the Fund's master Portfolio. “Management Fees” reflect a fee reduction agreement to the Portfolio's investment advisory agreement effective March 1, 2014, and “Management Fees” and “Expense Reimbursement” have been restated to reflect the fees as if the Portfolio's revised advisory fee was in effect for the Fund's full fiscal year ended October 31, 2014.